INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Deferred tax assets	$ 183.2	$ 253.1
Deferred tax liabilities	620.4	550.0
Deferred tax liabilities - net	437.2	296.9	$ 430.3
Accrued expenses and other
Income tax expense
Deferred tax assets	63.5	103.6
Deferred tax liabilities	2.6	0.5
Property, plant and equipment
Income tax expense
Deferred tax assets	5.8	0.4
Deferred tax liabilities	581.1	507.5
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	105.9	74.2
Inventory capitalization
Income tax expense
Deferred tax liabilities	36.7	42.0
Non-capital loss
Income tax expense
Deferred tax assets	$ 8.0	$ 74.9